Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other Operating Expenses [Abstract]
Disclosure of detailed information about other operating expenses

	2023	2022
Selling and marketing(1)	$12,219	$12,895
Öksüt Mine standby costs(2)	15,380	—
Other, net	1,979	3,766
Other operating expenses	$29,578	$16,661
(1)Primarily includes freight charges associated with the Mount Milligan Mine and the Langeloth processing facility.
(2)Includes costs incurred at the Öksüt Mine that could not be capitalized to production inventory during the period of suspension of operations, which ended in early June 2023.